Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of Statement of Fair value of Other Financial Assets and Liabilities
The fair values of the other financial assets and liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

	June 30, 2019
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	49,808	51,619	-	-
Loans from banks and others (including current maturities)	127,750	-	130,512	-	Future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.53%, fixed rate for 5 years 2.9%-3.1%, Discount rate of Euribor+ 2%, and 4.65% Linkage to Consumer price index in Israel
	177,558	51,619	130,512	-

	December 31, 2018
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	51,343	49,190	-	-
Loans from banks and others (including current maturities)	66,092	-	66,233	-	Discounting future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.53%, Discount rate of Euribor + 1.85%, fixed rate for 5 years 2.9%-3.1% and 4.65% Linkage to Consumer price index in Israel
	117,435	49,190	66,233	-

Schedule of Fair Values Hierarchy
	June 30, 2019
	Level 1	Level 2	Level 3	Total
	€ in thousands

Income receivable in connection with the Erez electricity pumped storage project	-	-	1,354	1,354
Marketable securities	-	2,204	-	2,204
Forward contracts	-	(597)	-	(597)
Swap contracts	-	(8,486)	-	(8,486)
Currency swap	-	(993)	-	(993)
Power financial hedge	-	5,326	-	5,326
Loans granted to associates	-	-	9,877	9,877

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	€ in thousands

Income receivable in connection with the Erez electricity pumped storage project	-	-	1,282	1,282
Marketable securities	-	2,132	-	2,132
Forward contracts	-	977	-	977
Swap contracts	-	632	-	632
Currency swap	-	2,117	-	2,117
Loans granted to associates	-	-	9,189	9,189